Offerings - Offering: 1	Apr. 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	550,000
Proposed Maximum Offering Price per Unit | $ / shares	5.58
Maximum Aggregate Offering Price	$ 3,069,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 423.83
Offering Note

(1)	On March 12, 2026, an additional 550,000 shares of common stock were authorized for issuance under DLH Holdings Corp.’s 2025 Equity Incentive Plan, as amended (the “Plan”), in accordance with the provisions of the Plan. This Registration Statement covers such additional shares of common stock. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the 2025 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefits plan described herein.
(2)	Represents shares of the Registrant’s common stock available for future issuance under the Plan, as described in Note 1, above.
(3)	Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $5.58 per share, which is the average of the high and low prices of Common Stock on April 2, 2026, as reported on the Nasdaq Capital Market.
(4)	The Registrant does not have any fee offsets.